Derivative financial instruments (including embedded derivative)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments (including embedded derivative)
Derivative financial instruments (including embedded derivative)

11Derivative financial instruments (including embedded derivative)

(a)Derivative financial instruments by type

	Reference value (notional) - in U.S Dollars		Fair value
Type of derivative	2017	2016	2017	2016

Instruments contracted of economic hedge strategy
Operational hedge
Cash flow hedges of exports
Zero cost collar	1,981,000	1,760,000	90,078	268,443

Hedges of debts
Hedges of interest rates
Swap LIBOR x Fixed (USD)	40,800	590,257	1,231	(1,832)
Swap IPCA x CDI (notional in Reais)	1,028,022	843,845	70,387	19,861

Hedges of foreign currency
Swap DI x US$ (USD)	173,547	315,686	(147,359)	(259,021)
Swap TJLP x US$ (USD)		36,240		(58,188)
Swap Pre x US$ (USD)	46,829	81,867	(43,229)	(78,711)

			(28,892)	(109,448)

Embedded derivative in forestry partnership and standing timber supply agreements (*)
Swap of US-CPI	768,598	813,154	163,094	127,860

			134,202	18,412

Classified
In current assets			124,340	256,723
In non-current assets			323,952	242,323
In current liabilities			(151,571)	(245,839)
In non-current liabilities			(162,519)	(234,795)

Total, net			134,202	18,412

(*)The embedded derivative is a swap of the US-CPI changes during the term of the Forestry Partnership and Standing Timber Supply Agreements.

(b)Derivative financial instruments of economic hedge strategy by type and broken down by nature of the exposure

	Reference value (notional) - in currency of origin			Fair value
Type of derivative and protected risk	Currency	2017	2016	2017	2016

Swap contracts - Hedge of debts
Asset
LIBOR to fixed	US$	40,800	590,257	134,156	1,868,111
Real CDI to USD	R$	340,618	616,099	579,978	1,027,838
Real TJLP to USD	R$		59,265		59,142
Real Pre to USD	R$	106,441	177,633	100,983	155,624
IPCA to CDI	R$	1,028,022	843,845	1,123,400	867,675
Liability
LIBOR to fixed	US$	40,800	590,257	(132,925)	(1,869,943)
Real CDI to USD	US$	173,547	315,686	(727,337)	(1,286,859)
Real TJLP to USD	US$		36,240		(117,330)
Real Pre to USD	US$	46,829	81,867	(144,212)	(234,335)
IPCA to CDI	R$	1,028,022	843,845	(1,053,013)	(847,814)

Total of swap contracts				(118,970)	(377,891)

Options - Cash flow hedge Zero cost collar	US$	1,981,000	1,760,000	90,078	268,443

				(28,892)	(109,448)

(c)Derivative financial instruments by type of economic hedge strategy contracts

	Fair value		Value (paid) or received
Type of derivative	2017	2016	2017	2016

Operational hedge
Cash flow hedge of exports	90,078	268,443	300,044	38,576
Hedge of debts
Hedge of interest rates	71,618	18,029	(31,530)	(17,446)
Hedge of foreign currency	(190,588)	(395,920)	(146,744)	(166,576)

	(28,892)	(109,448)	121,770	(145,446)

(d)Fair value by maturity date of economic hedge strategy contracts

	2017	2016

2017		7,609
2018	(31,234)	(58,385)
2019	(57,574)	(28,615)
2020	(57,165)	(29,514)
2021	(27,610)	14,237
2022	(22,209)	(5,451)
2023	166,900	(9,329)

	(28,892)	(109,448)

Fair value does not necessarily represent the cash required to immediately settle each contract, as such disbursement will only be made at maturity date of each transaction, when the final settlement amount will be determined.

The outstanding contracts at December 31, 2017 are not subject to margin calls or accelerated liquidation clauses resulting from mark-to-market variations. All operations are over-the-counter and registered at CETIP (Brazilian clearing house).

A description of the types of contracts and risks being hedged:

(i)LIBOR versus fixed rate swap

The Company has plain-vanilla swaps of quarterly LIBOR versus fixed rates with the objective of hedging debt carrying interest based on LIBOR against any increase in LIBOR.

(ii)DI versus U.S. Dollar swap

The Company has plain-vanilla swaps of Interbank Deposit (DI) versus the U.S. Dollar with the objective of changing our debt exposure in Reais, subjected to DI into a debt in U.S. Dollars with fixed interest. The swaps are matched to debt with respect to underlying amounts, maturity dates and cash flows.

(iii)TJLP versus U.S. Dollar swap

The Company has plain-vanilla swaps of Long-term Interest Rate (TJLP) versus the U.S. Dollar with the objective of changing our debt exposure in Reais subject to interest based on TJLP, to debt in U.S. Dollars with fixed interest. The swaps are matched to the related debt with respect to underlying amounts, maturity dates and cash flows.

(iv)Zero cost collar

The Company entered into zero cost collar (an option to purchase (put) U.S. Dollars and an option to sell (call) U.S. Dollars) with no leverage, with the objective of protecting our exposure to export sales denominated in U.S. Dollar, with a strike price of the put (floor) and the call (ceiling) results in a floor and cap of the dollar exchange rate.

(v)Pre fixed rates versus U.S. Dollar swap

The Company has plain-vanilla swaps to transform fixed interest debt in Reais to a debt in U.S. Dollar with fixed rate. The swaps are matched to debt with respect to underlying amounts, maturity dates and cash flows.

(vi)IPCA x CDI swap

The Company has plain-vanilla swaps of IPCA versus CDI with the objective of changing our debt exposure in IPCA to a debt in percentage of the CDI. The swaps are matched to the related debt with respect to underlying amounts, maturity dates and cash flows.